Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net (loss) income	$ (79,622)	$ 139,010
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	12,234	20,320
Loss from disposal of property and equipment	27,381	0
Amortization of right-of-use assets	18,181	0
Changes in operating assets and liabilities:
Accounts receivable	172,176	(99,777)
Contract receivable	(1,834,390)	297,936
Advances to suppliers	571,128	(339,463)
Prepaid expenses and other current assets	745,854	(511,104)
Due from related party	0	73,685
Deferred initial public offering costs	0	(321,569)
Accounts payable	332,972	67,350
Deferred revenue	(390,331)	470,410
Taxes payable	77,397	90,591
Accrued expenses and other current liabilities	33,843	9,208
Net cash used in operating activities	(313,177)	(103,403)
Cash flows from investing activities
Purchase of property and equipment	(12,831)	(13,026)
Acquisition of 8.8228% non-controlling interest in China Liberal Beijing	0	(453,669)
Net cash used in investing activities	(12,831)	(466,695)
Cash flows from financing activities
Proceeds from borrowing from a related party	94,804	481,431
Net proceeds from initial public offering	4,780,704	0
Net cash provided by financing activities	4,875,508	481,431
Effect of exchange rate changes on cash	(28,696)	3,988
Net increase (decrease) in cash	4,520,804	(84,679)
Cash, beginning of period	1,702,279	2,077,166
Cash, end of period	6,223,083	1,992,487
Supplemental disclosure information:	0	0
Income taxes paid	20,321	19,911
Interest paid	$ 0	$ 0